Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Accrued interest	$ 0	$ 852
Accrued research and development	5,330	713
Accrued professional and consulting	884	645
Accrued employee compensation and benefits	2,751	15
Total accrued expenses and other current liabilities	$ 8,965	2,225
Related Party
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Accrued interest		$ 341